DEBT	9 Months Ended	12 Months Ended
	Oct. 01, 2022	Jan. 01, 2022
Debt Disclosure [Abstract]
DEBT

NOTE 6 – DEBT

	October 1, 2022	January 1, 2022
Jackson Investment Group - related party	$9,016	$8,949
Redeemable Series H Preferred Stock	9,000	-
HSBC Term Loan	345	809
Total Debt, Gross	18,361	9,758
Less: Debt Discount and Deferred Financing Costs, Net	(660)	(256)
Total Debt, Net	17,701	9,502
Less: Non-Current Portion	(17,356)	(279)
Total Current Debt, Net	$345	$9,223

Jackson Debt

On September 15, 2017, the Company entered into a $40,000 note agreement with Jackson (the “2017 Jackson Note”). The proceeds of the sale of the 2017 Jackson Note were used to repay the existing subordinated notes previously issued to Jackson pursuant to the existing note purchase agreement in the aggregate principal amount of $11,165 and to fund a portion of the purchase price consideration of the firstPRO Acquisition and the CBSbutler Acquisition and repay certain other outstanding indebtedness of the Company. The maturity date for the amounts due under the 2017 Jackson Note was September 15, 2020. The 2017 Jackson Note will accrue interest at 12% per annum, due quarterly on January 1, April 1, July 1 and October 1 in each year, with the first such payment due on January 1, 2018. Interest on any overdue payment of principal or interest due under the 2017 Jackson Note will accrue at a rate per annum that is 5% in excess of the rate of interest otherwise payable thereunder.

On August 27, 2018, the Company entered into an amended agreement with Jackson, pursuant to which the note purchase agreement dated as of September 15, 2017 was amended and made a new senior debt investment of approximately $8,428. Terms of the additional investment were the same as the 2017 Jackson Note. From the proceeds of the additional investment, the Company paid a closing fee of $280 and legal fees of $39 and issued 19,200 shares of the Company’s common stock as a closing commitment fee.

On August 29, 2019, the Company entered into a Fourth Omnibus Amendment and Reaffirmation Agreement with Jackson, as lender, which, among other things, amends that certain amended and restated note purchase agreement, dated as of September 15, 2017, as amended (the “Existing Note Purchase Agreement”). Pursuant to the Existing Note Purchase Agreement, the Company agreed to issue and sell to Jackson that certain 18% Senior Secured Note due December 31, 2019 in the aggregate principal amount of $2,538 (the “2019 Jackson Note”). All accrued and unpaid interest on the outstanding principal balance of the 2019 Jackson Note was due and payable monthly on the first day of each month, beginning on October 1, 2019. Pursuant to the terms of the 2019 Jackson Note, if the 2019 Jackson Note was not repaid by December 31, 2019, the Company was required to issue 1,667 shares of its common stock to Jackson on a monthly basis until the 2019 Jackson Note is fully repaid, subject to certain exceptions to comply with Nasdaq listing standards. The Company booked additional expense of $324 related to the issuances of 8,334 shares of common stock to Jackson in 2020. The Company paid the 2019 Jackson Note in full on May 28, 2020.

STAFFING 360 SOLUTIONS, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share, per share and stated value per share)

(UNAUDITED)

On October 26, 2020, the Company, certain of its subsidiaries and Jackson entered into the Amended Note Purchase Agreement and the 2020 Jackson Note, which amended and restated the Existing Note Purchase Agreement. The Amended Note Purchase Agreement refinanced an aggregate of approximately $35,700 of debt provided by Jackson, extending the maturity to September 30, 2022. In connection with the amendment and restatement, the Company paid Jackson an amendment fee of $488. The Company accounted for the Amended Note Purchase Agreement as a modification of the debt. Accordingly, fees totaling $488 paid to Jackson as well as the modification of 15,092 warrants from a strike price of $99.60 to $60.00 and the extension of the warrant expiration date of January 26, 2024 to January 26, 2026, resulting in a fair value adjustment of $126, were recorded as additional debt discount which will be amortized over the term of the 2020 Jackson Note using the effective interest method. On October 27, 2022, the Company amended the existing 2020 Jackson Note. See Note 14.

Under the terms of the Amended Note Purchase Agreement and the 2020 Jackson Note, the Company is required to pay interest on the debt at a per annum rate of 12%. The interest is payable monthly in cash; provided that, the Company may elect to pay up to 50% of monthly interest in-kind (“PIK Interest”) by adding such PIK Interest to the outstanding principal balance of the 2020 Jackson Note. For any month that the Company elects to pay interest in-kind, the Company is required to pay Jackson a fee in shares of our common stock (“PIK Fee Shares”) in an amount equal to $25 divided by the average closing price, as reported by The Nasdaq Capital Market (“Nasdaq”), of such shares of common stock over the 5 trading days prior to the applicable monthly interest payment date. If such average market price is less than $30.00 or is otherwise undeterminable because such shares of common stock are no longer publicly traded or the closing price is no longer reported by Nasdaq, then the average closing price for these purposes shall be deemed to be $30.000, and if such average closing price is greater than $210.00, then the average closing price for these purposes shall be deemed to be $210.00. For the period of November 2020 through and including March 2021, each monthly interest amount due and payable was reduced by $166, and for the period commencing April 2021 through and including September 2021, each monthly interest amount due and payable was increased by $166.

Under the terms of the Amended Note Purchase Agreement, the Company was required to make a mandatory prepayment of the principal amount of the 2020 Jackson Note of not less than $3,000 no later than January 31, 2021. Payments were made in December 2020 and January 2021 totaling $3,029 in full satisfaction of the mandatory prepayment.

On January 4, 2021, the Company used $1,558 in net proceeds from a securities purchase agreement dated December 30, 2020 and redeemed $1,168 of the 2020 Jackson Note with an outstanding principal amount of $33,878 and redeemed 390 shares of the Series E Convertible Preferred Stock with an aggregate value of $390. Following the redemption of the portion of the 2020 Jackson Note and Series E Convertible Preferred Stock, the 2020 Jackson Note balance was $32,710 and the Company had 10,690 shares of Series E Convertible Preferred Stock outstanding with an aggregate stated value of $10,690.

On February 5, 2021, the Company received the Limited Consent from Jackson, the sole holder of the Company’s outstanding shares of Series E Convertible Preferred Stock, to use approximately (i) 75% of the net proceeds from the February 2021 Offering to redeem a portion of the 2020 Jackson Note, which had an outstanding principal amount of $32,710 as of February 9, 2021, and (ii) 25% of the net proceeds from the February 2021 Offering to redeem a portion of the Company’s Series E Convertible Preferred Stock. Pursuant to the Limited Consent, upon closing of the February 2021 Offering, the Company paid $13,556 of the 2020 Jackson Note and redeemed 4,518 shares of the Series E Convertible Preferred Stock.

On April 21, 2021, the Company entered into the April 2021 Purchase Agreement. The net proceeds to the Company were approximately $4,200, after deducting placement agent fees and estimate offering expenses payable by the Company. The Company used $3,200 of the net proceeds to redeem a portion of the 2020 Jackson Note, which had an outstanding principal amount of $19,154 immediately prior to such redemption.

STAFFING 360 SOLUTIONS, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share, per share and stated value per share)

(UNAUDITED)

On July 20, 2021, the Company entered into the July 2021 Purchase Agreement. As the Company’s Series G Preferred Stock (as defined below) was outstanding, it was required to use the proceeds of any sales of equity securities, including the common stock offered in the July 2021 Offerings, exclusively to redeem any outstanding shares of Series G Preferred Stock, subject to certain limitations. The Company received a waiver from Jackson, the sole holder of the outstanding shares of its Series G Preferred Stock, to pay accrued and unpaid interest and prepay a portion of the outstanding principal balance of the 2020 Jackson Note and paid accrued and unpaid dividends on the Series G-1 Convertible Preferred Stock upon conversion of such preferred stock into the New Note (as defined below). The net proceeds to the Company from the July 2021 Offerings were approximately $6,760, after deducting placement agent fees and estimated offering expenses payable by the Company. The Company used $5,000 of the net proceeds to redeem a portion of the 2020 Jackson Note, which had an outstanding principal amount of approximately $21,700 immediately prior to such redemption.

On July 21, 2021, the Company entered into a non-cash financing transaction whereby it exchanged its outstanding 6,172 shares of Series G Convertible Preferred Stock (“Series G Preferred Stock”) and 1,561 shares of Series G-1 Convertible Preferred Stock for senior indebtedness by entering into a new 12% Senior Secured Note, in aggregate principal amount of $7,733 (the “New Note”), which amount represented all of the outstanding Series G Preferred Stock, totaling $6,172, and Series G-1 Convertible Preferred Stock, totaling $1,561, held by Jackson as of July 21, 2021, under the Amended Note Purchase Agreement. The New Note was deemed issued pursuant to the Amended Note Purchase Agreement.

Under the terms of the New Note, the Company is required to pay interest on the New Note at a per annum rate of 12%, in cash only, accruing from and after the date of the New Note and until the entire principal balance of the New Note shall have been repaid in full, and on and at all times during which the “Default Rate” (as defined in the Amended Note Purchase Agreement) applies, to the extent permitted by law, at a per annum rate of 17%. The entire outstanding principal balance of the New Note is due and payable in full on September 30, 2022. Upon an Event of Default (as defined in the Amended Note Purchase Agreement), the principal of the New Note and all accrued and unpaid interest thereon may be accelerated and declared or otherwise become due and payable in accordance with the terms of the Amended Note Purchase Agreement.

On August 5, 2021, the Company entered into the First August 2021 Purchase Agreement. The net proceeds to the Company from the First August 2021 Offerings were approximately $3,217, after deducting placement agent fees and offering expenses payable by the Company. The Company used a portion of the net proceeds from the First August 2021 Offerings together with other cash on hand to redeem $3,281 of the 2020 Jackson Note, which had an outstanding principal amount of approximately $16,730 immediately prior to such redemption.

On October 28, 2021, the Company entered into a securities purchase agreement (the “November 2021 Private Placement”). This placement closed on November 2, 2021 and was announced on November 3, 2021. The net proceeds of the November 2021 Private Placement were approximately $9.25 million. The Company used a portion of the net proceeds from the November 2021 Private Placement to redeem $4,500 of the 2020 Jackson Note, which had an outstanding principal amount of approximately $13,449 immediately prior to such redemption.

The entire outstanding principal balance of the 2020 Jackson Note was due and payable on September 30, 2022. On October 27, 2022, the Company entered into the Third Amended and Restated Note Purchase Agreement with Jackson, which amended and restated the Amended Note Purchase Agreement, dated October 26, 2020, as amended, and issued to Jackson the Jackson Note, with a remaining outstanding principal balance of approximately $9.0 million (See Note 14).

Debt Exchange Agreement

On November 15, 2018, the Company, entered into a Debt Exchange Agreement with Jackson, pursuant to which, among other things, Jackson agreed to exchange $13,000 (the “Exchange Amount”) of indebtedness of the Company held by Jackson in exchange for 13,000 shares of Series E Preferred Stock, par value $0.00001 per share.

STAFFING 360 SOLUTIONS, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share, per share and stated value per share)

(UNAUDITED)

The Series E Preferred Stock ranked senior to the Company’s common stock and any other series or classes of preferred stock issued or outstanding with respect to dividend rights and rights on liquidation, winding up and dissolution. Each share of Series E Preferred Stock was initially convertible into 561 shares of common stock of the Company at any time after October 31, 2020 or the occurrence of a Preferred Default (as defined in the Certificate of Designation for the Series E Preferred Stock (the “Series E Certificate of Designation”)). A holder of Series E Preferred Stock was not required to pay any additional consideration in exchange for conversion of such Series E Preferred Stock into the Company’s common stock. Series E Preferred Stock was redeemable by the Company at any time at a price per share equal to the stated value ($10,000 per share) plus all accrued and unpaid dividends thereon.

The Series E Preferred Stock carried quarterly dividend rights of (a) cash dividends accruing (i) at an annual rate per share equal to 12% from the date of issuance and (ii) 17% after the occurrence of a Preferred Default, and (b) a dividend payable in shares of Series E-1 Convertible Preferred Stock (the “Series E-1 Convertible Preferred Stock” and, collectively with the Series E Convertible Preferred Stock, the “Series E Preferred Stock”). The shares of Series E-1 Convertible Preferred Stock had all the same terms, preferences and characteristics as the Series E Preferred Stock (including, without limitation, the right to receive cash dividends), except (i) Series E-1 Convertible Preferred Stock were mandatorily redeemable by the Company within thirty (30) days after written demand received from any holder at any time after the earlier of the occurrence of a Preferred Default or November 15, 2020, for a cash payment equal to the Liquidation Value (as defined in the Series E Certificate of Designation) plus any accrued and unpaid dividends thereon, (ii) each share of Series E-1 Convertible Preferred Stock was initially convertible into 11 shares of the Company’s common stock, and (iii) Series E-1 Convertible Preferred Stock could be cancelled and extinguished by the Company if all shares of Series E Convertible Preferred Stock are redeemed by the Company on or prior to October 31, 2020.

On October 26, 2020, in connection with the entry into the Amended Note Purchase Agreement, the Company filed with the Secretary of State of the State of Delaware the second Certificate of Amendment (the “Amendment”) to the Series E Certificate of Designation. Under the amended terms, holders of Series E Preferred Stock were entitled to monthly cash dividends on Series E Preferred Stock at a per annum rate of 12%. At the Company’s option, up to 50% of the cash dividend on the Series E Convertible Preferred Stock could be paid in kind by adding such 50% portion to the outstanding liquidation value of the Series E Convertible Preferred Stock (the “PIK Dividend Payment”), commencing on October 26, 2020 and ending on October 25, 2020. If the PIK Dividend Payment was elected, a holder of Series E Preferred Stock was entitled to additional fee to be paid in shares of our common stock an amount equal to $10,000 divided by the average closing price, as reported by Nasdaq of such shares of common stock over the 5 trading days prior to the applicable monthly interest payment date. If such average market price was less than $35.00 or was otherwise undeterminable because such shares were no longer publicly traded or the closing price was no longer reported by Nasdaq, then the average closing price for these purposes was to be deemed to be $35.00, and if such average closing price were greater than $210.00 then the average closing price for these purposes would be deemed to be $210.00. Dividends on the Series E-1 Convertible Preferred Stock could only be paid in cash. If the Company failed to make dividend payments on the Series E Convertible Preferred Stock, it would be an event of default under the Amended Note Purchase Agreement.

Under the terms of the Amendment, shares of Series E-1 Convertible Preferred Stock were convertible into common stock at a conversion rate equal to the liquidation value of each share of Series E-1 Convertible Preferred Stock divided by $60.00 per share commencing October 31, 2020. Each share of Series E-1 Convertible Preferred Stock had a liquidation value of $10,000 per share. The shares of Series E Convertible Preferred Stock were also convertible into shares of common stock after October 31, 2022. The conversion rate for the Series E Convertible Preferred Stock was equal to the liquidation value of each share of Series E Convertible Preferred Stock divided by $60.00 per share. Each share of Series E Convertible Preferred Stock had a liquidation value of $10,000 per share. The Amendment resulted in the original conversion price of $106.80 and $99.60 of the Series E Convertible Preferred Stock and E-1 Convertible Preferred Stock, respectively, being reduced to $60.00 for both instruments.

The Company accounted for the Amendment as a modification to the Series E Convertible Preferred Stock and Series E-1 Convertible Preferred Stock. The change in fair value as a result of the modification amounted to $410 and was recognized as a deemed dividend as of the fiscal year ended January 2, 2021. Further, the Company recognized a beneficial conversion feature (BCF) of $4,280 as a result of the decrease in the conversion price to $60.00 in comparison to the Company’s stock price on the date of the Amendment. The BCF was recognized as a deemed dividend. As the Company lacked retained earnings at the time of determination, the deemed dividend was recorded as a reduction in additional paid-in capital resulting in a net impact to additional paid-in capital of $0.

STAFFING 360 SOLUTIONS, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share, per share and stated value per share)

(UNAUDITED)

Under the terms of the Consent and the Series E Certificate of Designation, in consideration for Jackson’s consent to the firstPRO Transaction, the Initial Payment was used to redeem a portion of the Series E Preferred Stock, and the Escrow Funds, subject to the forgiveness of PPP Loan, were agreed to be used to redeem a portion of the Series E Preferred Stock. As this provision results in a contingent redemption feature, approximately $2,100 of the Series E Preferred Stock was reclassified to mezzanine equity during the year ended January 1, 2022. On July 22, 2021, after conversion of the Series G Preferred Stock to the New Note, the Company redeemed $2,080 of the 2020 Jackson Note using the Escrow Funds.

Lastly, under the terms of the Limited Consent and Waiver with Jackson dated February 5, 2021, it was agreed that to the extent that any of the PPP Loans are forgiven after the February 2021 Offering, Jackson may convert the Series E Convertible Preferred Stock and Series E-1 Convertible Preferred Stock that remains outstanding into a secured note that is substantially similar to the 2020 Jackson Note. As this provision results in a contingent redemption feature, approximately $4,100 of the Series E Preferred Stock was reclassified to mezzanine equity. The Company assessed the fair value of the instrument just before and after this modification and recorded a deemed dividend totaling $389 upon remeasurement of the Series E Preferred Stock.

Jackson Waivers

On February 5, 2021, the Company entered into a Limited Consent and Waiver with Jackson whereby, among other things, Jackson agreed that we may use 75% of the proceeds from the offering to redeem a portion of the 2020 Jackson Note, and 25% of the net proceeds from the offering to redeem a portion of the Base Series E Preferred Stock notwithstanding certain provisions of the certificate of designation for the Base Series E Preferred Stock that would have required the Company to use all the proceeds from the offering to redeem the Base Series E Preferred Stock. In addition, the Company also agreed in the Limited Consent and Waiver to additional limits on its ability to incur other indebtedness, including limits on advances under our revolving loan facility with MidCap. The Company also agreed that to the extent that any of our PPP Loans are forgiven after the offering, Jackson may convert the Base Series E Preferred Stock and Series E-1 Preferred Stock that remains outstanding into a secured note that is substantially similar to the 2020 Jackson Note.

Series G Preferred Stock – Related Party

On May 6, 2021, the Company, entered into an Exchange Agreement with Jackson (the “Exchange Agreement”), pursuant to which, among other things, Jackson agreed to exchange 6,172 shares of the Company’s Series E Convertible Preferred Stock and 1,493 shares of the Series E-1 Preferred Stock for an equivalent number of shares of the Company’s newly issued Series G Convertible Preferred Stock and Series G-1 Convertible Preferred Stock, respectively (collectively, the “Series G Preferred Stock” and the transaction, the “Exchange”). The Series G Preferred Stock was subject to the same terms stated in the Limited Waiver, as defined herein and described in Note 12.

The Series G Preferred Stock ranked senior to each of the Company’s common stock, Series A Convertible Preferred Stock, Series B Convertible Preferred Stock and Series C Convertible Preferred Stock, and any other classes and series of stock of the Company now or hereafter authorized, issued or outstanding, which by their terms expressly provide that they are junior to the Series G Preferred Stock or which do not specify their rank (which includes the Series F Convertible Preferred Stock). Each share of Series G Preferred Stock was initially convertible into 1,000 shares of common stock at any time from and after, (i) with respect to the Series G Preferred Stock, the earlier of October 31, 2022 or the occurrence of a default and, (ii) with respect to the Series G-l Convertible Preferred Stock, October 31, 2020. A holder of Series G Preferred Stock was not required to pay any additional consideration in exchange for conversion of the Series G Preferred Stock into the Company’s common stock.

STAFFING 360 SOLUTIONS, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share, per share and stated value per share)

(UNAUDITED)

The Series G Preferred Stock carried monthly dividend rights of (a) cash dividends accruing (i) at an annual rate per share equal to 12% from the date of issuance (plus any accrued dividends with respect to the Series E Preferred Stock unpaid as of the date of the Exchange) and (ii) 17% after the occurrence of a default, and (b) a dividend payable in shares of Series G-1 Convertible Preferred Stock. The shares of Series G-1 Convertible Preferred Stock had all the same terms, preferences and characteristics as the Series G Preferred Stock (including, without limitation, the right to receive cash dividends), except Series G-1 Convertible Preferred Stock were mandatorily redeemable by the Company within thirty (30) days after written demand received from any holder at any time after the earlier of the occurrence of a Preferred Default or September 30, 2022, for a cash payment equal to the liquidation value plus any accrued and unpaid dividends thereon.

On July 20, 2021, the Company entered into the July 2021 Purchase Agreement. As the Company’s Series G Preferred Stock was outstanding, it was required to use the proceeds of any sales of equity securities, including the common stock offered in the July 2021 Registered Direct Offering, exclusively to redeem any outstanding shares of Series G Preferred Stock, subject to certain limitations. The Company received a waiver from Jackson, the sole holder of the outstanding shares of its Series G Preferred Stock, to pay accrued and unpaid interest and prepay a portion of the outstanding principal balance of the 2020 Jackson Note, and paid accrued and unpaid dividends on the Series G-1 Convertible Preferred Stock upon conversion of such preferred stock into the New Note. While under the terms of the Certificate of Designation governing the Series G Preferred Stock and Series G-1 Preferred Stock, 6,172 shares and 1,561 shares of common stock were issuable upon the conversion of Series G Preferred Stock and Series G-1 Preferred Stock, respectively, the shares of Series G Preferred Stock and Series G-1 Convertible Preferred Stock were not converted to common stock and instead were converted on July 21, 2021 to debt. The terms of this note match the terms of the Amended Note Purchase Agreement from October 26, 2020.

As of October 1, 2022, there were no shares of Series G or Series G-1 Convertible Preferred Stock outstanding.

HSBC Loan

On February 8, 2018, CBS Butler Holdings Limited (“CBS Butler”), Staffing 360 Solutions Limited and The JM Group, entered into a new arrangement with HSBC Invoice Finance (UK) Ltd (“HSBC”) which provides for HSBC to purchase the subsidiaries’ accounts receivable up to an aggregate amount of £11,500 across all three subsidiaries. The terms of the arrangement provide for HSBC to fund 90% of the purchased accounts receivable upfront and, a secured borrowing line of 70% of unbilled receivables capped at £1,000 (within the overall aggregate total facility of £11,500). The arrangement has an initial term of 12 months, with an automatic rolling three-month extension and carries a service charge of 1.80%. Under ASU 2016-16, “Statement of Cash Flows (Topic 230, Classification of Certain Cash Receipts and Cash Payments, a consensus of the FASB Emerging Issues Task Force), the upfront portion of the sale of accounts receivable is classified within operating activities, while the deferred purchase price portion (or beneficial interest), once collected, is classified within investing activities. On April 20, 2020, the terms of the loan with HSBC were amended such that no capital repayments would be required between April 2020 to September 2020, and only interest payments would be made during such time. Since such time, capital repayments have resumed. On May 15, 2020, the Company entered into a three-year term loan with HSBC in the UK for £1,000. As of October 1, 2022, the balance for the HSBC loan is $345.

Redeemable Series H Preferred Stock

On May 18, 2022, the Company entered into a stock purchase agreement with Headway. Consideration for the Purchase of 100% of Headway was the issuance of an aggregate of 9,000,000 shares of Series H Preferred Stock. Each share of Series H Preferred Stock shall have a par value of $0.00001 per share and a stated value equal to $1.00 and is convertible at any time into an aggregate of 350,000 shares of common stock. This is determined by dividing the stated value of such share of Preferred Stock by the conversion Price. The conversion price equals $25.714. Holders of Series H Preferred Stock are entitled to quarterly cash dividends at a per annum rate of 12%. The shares of the Series H Preferred Stock may be redeemed by the Company through a cash payment at a per share equal to the stated value, plus all accrued but unpaid dividends, at any time. On May 18, 2025, the Company shall redeem all of the shares of the Series H Preferred Stock. The redemption price represents the number of shares of the Preferred Stock (9,000,000), plus all accrued but unpaid dividends, multiplied by the Stated Value ($1). On May 18, 2022, the Company paid $14 towards the Series H Preferred Stock balance. As of October 1, 2022 the redemption price was $9,000.

In accordance with ASC 480-10-15-3, the agreement includes certain rights and options including: redemption, dividend, voting, and conversion which have characteristics akin to liability and equity. The Series H Preferred Stock is redeemable and has a defined maturity date upon the third anniversary of the original issue date. As such and based on the authoritative guidance, the Series H Preferred Stock meets the definition of a debt instrument. The Company obtained a third-party valuation report to calculate the fair value of Series H Preferred Stock. As of May 18, 2022, the fair value of the Redemption Price was calculated as $8,265 utilizing the CRR Binomial Lattice model. The difference in fair value was $735 is accounted as a deferred financing charge and will be amortized over the life of the term. The quarterly dividends will be reflected as interest expense.

NOTE 10 – DEBT

	January 1, 2022	January 2, 2021
Jackson Investment Group - related party	$8,949	$33,880
PPP Loans	—	19,395
HSBC Term Loan	809	2,094
Total Debt, Gross	9,758	55,369
Less: Debt Discount and Deferred Financing Costs, Net	(256)	(559)
Total Debt, Net	9,502	54,810
Less: Non-Current Portion	(279)	(39,943)
Total Current Debt, Net	$9,223	$14,867

Jackson Note

On September 15, 2017, the Company entered into a $40,000 note agreement with Jackson (the “2017 Jackson Note”.) The proceeds of the sale of the 2017 Jackson Note were used to repay the existing subordinated notes previously issued to Jackson pursuant to the existing note purchase agreement in the aggregate principal amount of $11,165 and to fund a portion of the purchase price consideration of the firstPRO Acquisition and the CBSbutler Acquisition and repay certain other outstanding indebtedness of the Company. The maturity date for the amounts due under the 2017 Jackson Note was September 15, 2020. The 2017 Jackson Note will accrue interest at 12% per annum, due quarterly on January 1, April 1, July 1 and October 1 in each year, with the first such payment due on January 1, 2018. Interest on any overdue payment of principal or interest due under the 2017 Jackson Note will accrue at a rate per annum that is 5% in excess of the rate of interest otherwise payable thereunder.

On August 27, 2018, the Company entered into an amended agreement with Jackson, pursuant to which the note purchase agreement dated as of September 15, 2017 was amended and made a new senior debt investment of approximately $8,428. Terms of the additional investment were the same as the 2017 Jackson Note. From the proceeds of the additional investment, the Company paid a closing fee of $280 and legal fees of $39 and issued 19,200 shares of the Company’s common stock as a closing commitment fee.

On August 29, 2019, the Company entered into a Fourth Omnibus Amendment and Reaffirmation Agreement with Jackson, as lender, which, among other things, amends that certain Amended and Restated Note Purchase Agreement, dated as of September 15, 2017, as amended (the “Existing Note Purchase Agreement”.) Pursuant to the Existing Note Purchase Agreement, the Company agreed to issue and sell to Jackson that certain 18% Senior Secured Note due December 31, 2019 in the aggregate principal amount of $2,538 (the “2019 Jackson Note”.) All accrued and unpaid interest on the outstanding principal balance of the 2019 Jackson Note was due and payable monthly on the first day of each month, beginning on October 1, 2019. Pursuant to the terms of the 2019 Jackson Note, if the 2019 Jackson Note was not repaid by December 31, 2019, the Company was required to issue 10,000 shares of its common stock to Jackson on a monthly basis until the 2019 Jackson Note is fully repaid, subject to certain exceptions to comply with Nasdaq listing standards. The Company booked additional expense of $324 related to the issuances of 50,000 shares of common stock to Jackson in 2020. The Company paid the 2019 Jackson Note in full on May 28, 2020.

On October 26, 2020, the Company, certain of its subsidiaries and Jackson entered into the Amended Note Purchase Agreement and the 2020 Jackson Note, which amended and restated the Existing Note Purchase Agreement. The Amended Note Purchase Agreement refinanced an aggregate of approximately $35,700 of debt provided by Jackson, extending the maturity to September 30, 2022. In connection with the amendment and restatement, the Company paid Jackson an amendment fee of $488. The Company accounted for the Amended Note Purchase Agreement as a modification of the debt. Accordingly, fees totaling $488 paid to Jackson as well as the modification of 15,092 warrants from a strike price of $99.60 to $60.00 and the extension of the warrant expiration date of January 26, 2024 to January 26, 2026, resulting in a fair value adjustment of $126, were recorded as additional debt discount which will be amortized over the term of the 2020 Jackson Note using the effective interest method.

Under the terms of the Amended Note Purchase Agreement and the 2020 Jackson Note, the Company is required to pay interest on the debt at a per annum rate of 12%. The interest is payable monthly in cash; provided that, the Company may elect to pay up to 50% of monthly interest in-kind (“PIK Interest”) by adding such PIK Interest to the outstanding principal balance of the 2020 Jackson Note. For any month that the Company elects to pay interest in-kind, the Company is required to pay Jackson a fee in shares of our common stock (“PIK Fee Shares”) in an amount equal to $25 divided by the average closing price, as reported by The Nasdaq Capital Market (“Nasdaq”), of such shares of common stock over the 5 trading days prior to the applicable monthly interest payment date. If such average market price is less than $30.00, or is otherwise undeterminable because such shares of common stock are no longer publicly traded or the closing price is no longer reported by Nasdaq, then the average closing price for these purposes shall be deemed to be $30.00, and if such average closing price is greater than $210.00, then the average closing price for these purposes shall be deemed to be $210.00. For the period of November 2020 through and including March 2021, each monthly interest amount due and payable was reduced by $166, and for the period commencing April 2021 through and including September 2021, each monthly interest amount due and payable was increased by $166.

Under the terms of the Amended Note Purchase Agreement, the Company was required to make a mandatory prepayment of the principal amount of the 2020 Jackson Note of not less than $3,000 no later than January 31, 2021. Payments were made in December 2020 and January 2021 totaling $3,029 in full satisfaction of the mandatory prepayment.

On January 4, 2021, the Company used $1,558 in net proceeds from a securities purchase agreement dated December 30, 2020 and redeemed $1,168 of the 2020 Jackson Note with an outstanding principal amount of $33,878 and redeemed 390 shares of the Series E Convertible Preferred Stock with an aggregate value of $390. Following the redemption of the portion of the 2020 Jackson Note and Series E Convertible Preferred Stock, the 2020 Jackson Note balance was $32,710 and the Company had 10,690 shares of Series E Convertible Preferred Stock outstanding with an aggregate stated value of $10,690.

On February 5, 2021, the Company received the Limited Consent from Jackson, the sole holder of the Company’s outstanding shares of Series E Convertible Preferred Stock, to use approximately (i) 75% of the net proceeds from the February 2021 Offering to redeem a portion of the 2020 Jackson Note, which had an outstanding principal amount of $32,710 as of February 9, 2021, and (ii) 25% of the net proceeds from the February 2021 Offering to redeem a portion of the Company’s Series E Convertible Preferred Stock. Pursuant to the Limited Consent, upon closing of the February 2021 Offering, the Company paid $13,556 of the 2020 Jackson Note and redeemed 4,518 shares of the Series E Convertible Preferred Stock.

On April 21, 2021, the Company entered into the April 2021 Purchase Agreement. The net proceeds to the Company were approximately $4,200, after deducting placement agent fees and estimate offering expenses payable by the Company. The Company used $3,200 of the net proceeds to redeem a portion of the 2020 Jackson Note, which had an outstanding principal amount of $19,154 immediately prior to such redemption.

On July 20, 2021, the Company entered into the July 2021 Purchase Agreement. As the Company’s Series G Preferred Stock (as defined below) was outstanding, it was required to use the proceeds of any sales of equity securities, including the common stock offered in the July 2021 Offerings, exclusively to redeem any outstanding shares of Series G Preferred Stock, subject to certain limitations. The Company received a waiver from Jackson, the sole holder of the outstanding shares of its Series G Preferred Stock, to pay accrued and unpaid interest and prepay a portion of the outstanding principal balance of the 2020 Jackson Note and paid accrued and unpaid dividends on the Series G-1 Convertible Preferred Stock upon conversion of such preferred stock into the New Note (as defined below). The net proceeds to the Company from the July 2021 Offerings were approximately $6,760, after deducting placement agent fees and estimated offering expenses payable by the Company. The Company used $5,000 of the net proceeds to redeem a portion of the 2020 Jackson Note, which had an outstanding principal amount of approximately $21,700 immediately prior to such redemption.

On July 21, 2021, the Company entered into a non-cash financing transaction whereby it exchanged its outstanding 6,172 shares of Series G Convertible Preferred Stock (“Series G Preferred Stock”) and 1,561 shares of Series G-1 Convertible Preferred Stock for senior indebtedness by entering into a new 12% Senior Secured Note, in aggregate principal amount of $7,733 (the “New Note”), which amount represented all of the outstanding Series G Preferred Stock, totaling $6,172, and Series G-1 Convertible Preferred Stock, totaling $1,561, held by Jackson as of July 21, 2021, under the Amended Note Purchase Agreement. The New Note was deemed issued pursuant to the Amended Note Purchase Agreement.

Under the terms of the New Note, the Company is required to pay interest on the New Note at a per annum rate of 12%, in cash only, accruing from and after the date of the New Note and until the entire principal balance of the New Note shall have been repaid in full, and on and at all times during which the “Default Rate” (as defined in the Amended Note Purchase Agreement) applies, to the extent permitted by law, at a per annum rate of 17%. The entire outstanding principal balance of the New Note is due and payable in full on September 30, 2022. Upon an Event of Default (as defined in the Amended Note Purchase Agreement), the principal of the New Note and all accrued and unpaid interest thereon may be accelerated and declared or otherwise become due and payable in accordance with the terms of the Amended Note Purchase Agreement.

On August 5, 2021, the Company entered into the First August 2021 Purchase Agreement. The net proceeds to the Company from the First August 2021 Offerings were approximately $3,217, after deducting placement agent fees and offering expenses payable by the Company. The Company used a portion of the net proceeds from the First August 2021 Offerings together with other cash on hand to redeem $3,281 of the 2020 Jackson Note, which had an outstanding principal amount of approximately $16,730 immediately prior to such redemption.

On October 28, 2021, the Company entered into a securities purchase agreement (the “November 2021 Private Placement”). This placement closed on November 2, 2021 and was announced on November 3, 2021. The net proceeds of the November 2021 Private Placement were approximately $9.25 million. The Company used a portion of the net proceeds from the November 2021 Private Placement to redeem $4,500 of the 2020 Jackson Note, which had an outstanding principal amount of approximately $13,449 immediately prior to such redemption.

The entire outstanding principal balance of the 2020 Jackson Note shall be due and payable on September 30, 2022. The debt represented by the 2020 Jackson Note continues to be secured by substantially all of the Company’s domestic subsidiaries’ assets pursuant to the Amended and Restated Security Agreement with Jackson, dated September 15, 2017.

The Amended Note Purchase Agreement includes certain customary financial covenants, including a leverage ratio covenant and a minimum adjusted EBITDA covenant. Delivery of financial covenants commenced with the fiscal month ending March 2021. The Company is not in compliance with its January 1, 2022 covenants and received a waiver from Jackson on June 23, 2022.

PPP Loans

On May 12, 2020, Monroe, an indirect subsidiary of the Company, entered into the May 12 Note with the Bank, pursuant to the PPP of the CARES Act administered by the SBA. The principal amount of the May 12 Note was $10,000.

In accordance with the requirements of the CARES Act, the May 12 Note Borrowers used the proceeds from the May 12 Note in accordance with the requirements of the PPP to cover certain qualified expenses, including payroll costs, rent and utility costs. Interest accrued on the May 12 Note at the rate of 1.00% per annum. The May 12 Note Borrowers applied for forgiveness of the amount due under the May 12 Note, in an amount equal to the sum of qualified expenses under the PPP. The May 12 Note Borrowers used the entire proceeds under the May 12 Note for such qualifying expenses.

The May 12 Note matured two years following the date of issuance of the May 12 Note and included a period for the first ten months during which time required payments of interest and principal were deferred. Beginning on the eleventh month following the date of the May 12 Note, the May 12 Note Borrowers were required to make 14 monthly payments of principal and interest. The May 12 Note provided for customary events of default, including, among others, those relating to breaches of obligations under the May 12 Note, including a failure to make payments, any bankruptcy or similar proceedings involving the May 12 Note Borrowers, and certain material effects on the May 12 Note Borrowers’ ability to repay the May 12 Note. The May 12 Note Borrowers did not provide any collateral or guarantees for the May 12 Note.

On May 25, 2021, the Company was notified by its lender, Affinity Bank, that the May 12 Note, in the amount of $10,000 of principal and $105 in interest, was forgiven in its entirety by the SBA. The Company recorded the forgiveness of $10,000 of principal and $105 in interest in the Statements of Operations as other income.

On May 20, 2020, each of KRI, LH and SG, each a wholly owned direct or indirect subsidiary of the Company, entered into the borrowing agreements with the Bank pursuant to the PPP, each evidenced by a note dated May 20, 2020 (as previously defined, the KRI Note, the LH Note and the SG Note, respectively. The combined aggregate principal amount of the indebtedness represented by the May 20 Notes was $9,395.

In accordance with the requirements of the CARES Act, the May 20 Note Borrowers used the proceeds from the May 20 Notes in accordance with the requirements of the PPP to cover certain qualified expenses, including payroll costs, rent and utility costs. Interest accrued on each of the May 20 Notes at the rate of 1.00% per annum. The May 20 Note Borrowers may apply for forgiveness of the amount due under the May 20 Notes, in an amount equal to the sum of qualified expenses under the PPP. The May 20 Note Borrowers used the entire proceeds under the May 20 Notes for such qualifying expenses.

Each of the May 20 Notes matured two years following the date of issuance of the May 20 Notes and included a period for the first ten months during which time required payments of interest and principal were deferred. Beginning in the eleventh month following the date of each of the May 20 Notes, the May 20 Note Borrowers were required to make 14 monthly payments of principal and interest. The May 20 Notes provide for customary events of default, including, among others, those relating to breaches of obligations under the May 20 Notes, including a failure to make payments, any bankruptcy or similar proceedings involving the May 20 Note Borrowers, and certain material effects on the May 20 Note Borrowers’ ability to repay the May 20 Notes. The May 20 Note Borrowers did not provide any collateral or guarantees for the May 20 Notes.

On July 14, 2021, the Company was notified by its lender, Affinity Bank, that the May 20 Notes for the Company’s subsidiaries KRI, LH and SG, in the amounts of $5,443, $1,890 and $2,063, respectively, in principal and $63, $22 and $24, respectively, in interest, were forgiven in their entirety by the SBA.

The application for these funds required the Company to certify in good faith that the current economic uncertainty made the loan request necessary to support the ongoing operations of the Company. This certification further required the Company to take into account our current business activity and our ability to access other sources of liquidity sufficient to support ongoing operations in a manner that is not significantly detrimental to the business. The Company made this good faith assertion based upon the adverse impact the COVID-19 pandemic had on our business and the degree of uncertainty introduced to the capital markets. While the Company has made this assertion in good faith based upon all available guidance, management will continue to assess their continued qualification if and when updated guidance is released by the Treasury Department.

Debt Exchange Agreement

On November 15, 2018 the Company, entered into a Debt Exchange Agreement with Jackson, pursuant to which, among other things, Jackson agreed to exchange $13,000 (the “Exchange Amount”) of indebtedness of the Company held by Jackson in exchange for 13,000 shares of Series E Preferred Stock, par value $0.00001 per share.

The Series E Preferred Stock ranked senior to the Company’s common stock and any other series or classes of preferred stock issued or outstanding with respect to dividend rights and rights on liquidation, winding up and dissolution. Each share of Series E Preferred Stock was initially convertible into 561 shares of common stock of the Company at any time after October 31, 2020 or the occurrence of a Preferred Default (as defined in the Certificate of Designation for the Series E Preferred Stock (the “Series E Certificate of Designation”)). A holder of Series E Preferred Stock was not required to pay any additional consideration in exchange for conversion of such Series E Preferred Stock into the Company’s common stock. Series E Preferred Stock was redeemable by the Company at any time at a price per share equal to the stated value ($10,000 per share) plus all accrued and unpaid dividends thereon.

The Series E Preferred Stock carried quarterly dividend rights of (a) cash dividends accruing (i) at an annual rate per share equal to 12% from the date of issuance and (ii) 17% after the occurrence of a Preferred Default, and (b) a dividend payable in shares of Series E-1 Convertible Preferred Stock (the “Series E-1 Convertible Preferred Stock” and, collectively with the Series E Convertible Preferred Stock, the “Series E Preferred Stock”). The shares of Series E-1 Convertible Preferred Stock had all the same terms, preferences and characteristics as the Series E Preferred Stock (including, without limitation, the right to receive cash dividends), except (i) Series E-1 Convertible Preferred Stock were mandatorily redeemable by the Company within thirty (30) days after written demand received from any holder at any time after the earlier of the occurrence of a Preferred Default or November 15, 2020, for a cash payment equal to the Liquidation Value (as defined in the Series E Certificate of Designation) plus any accrued and unpaid dividends thereon, (ii) each share of Series E-1 Convertible Preferred Stock was initially convertible into 101 shares of the Company’s common stock, and (iii) Series E-1 Convertible Preferred Stock could be cancelled and extinguished by the Company if all shares of Series E Convertible Preferred Stock are redeemed by the Company on or prior to October 31, 2020.

On October 26, 2020, in connection with the entry into the Amended Note Purchase Agreement, the Company filed with the Secretary of State of the State of Delaware the second Certificate of Amendment (the “Amendment”) to the Series E Certificate of Designation. Under the amended terms, holders of Series E Preferred Stock were entitled to monthly cash dividends on Series E Preferred Stock at a per annum rate of 12%. At the Company’s option, up to 50% of the cash dividend on the Series E Convertible Preferred Stock could be paid in kind by adding such 50% portion to the outstanding liquidation value of the Series E Convertible Preferred Stock (the “PIK Dividend Payment”), commencing on October 26, 2020 and ending on October 25, 2020. If the PIK Dividend Payment was elected, a holder of Series E Preferred Stock was entitled to additional fee to be paid in shares of our common stock an amount equal to $10,000 divided by the average closing price, as reported by Nasdaq of such shares of common stock over the 5 trading days prior to the applicable monthly interest payment date. If such average market price was less than $35.00 or was otherwise undeterminable because such shares were no longer publicly traded or the closing price was no longer reported by Nasdaq, then the average closing price for these purposes was to be deemed to be $35.00, and if such average closing price were greater than $210.00 then the average closing price for these purposes would be deemed to be $210.00. Dividends on the Series E-1 Convertible Preferred Stock could only be paid in cash. If the Company failed to make dividend payments on the Series E Convertible Preferred Stock, it would be an event of default under the Amended Note Purchase Agreement.

Under the terms of the Amendment, shares of Series E-1 Convertible Preferred Stock were convertible into common stock at a conversion rate equal to the liquidation value of each share of Series E-1 Convertible Preferred Stock divided by $60.00 per share commencing October 31, 2020. Each share of Series E-1 Convertible Preferred Stock had a liquidation value of $10,000 per share. The shares of Series E Convertible Preferred Stock were also convertible into shares of common stock after October 31, 2022. The conversion rate for the Series E Convertible Preferred Stock was equal to the liquidation value of each share of Series E Convertible Preferred Stock divided by $60.00 per share. Each share of Series E Convertible Preferred Stock had a liquidation value of $10,000 per share. The Amendment resulted in the original conversion price of $106.80 and $99.60 of the Series E Convertible Preferred Stock and E-1 Convertible Preferred Stock, respectively, being reduced to $60.00 for both instruments.

The Company accounted for the Amendment as a modification to the Series E and E-1 Preferred Stock. The change in fair value as a result of the modification amounted to $410 and was recognized as a deemed dividend as of the fiscal year ended January 2, 2021. Further, the Company recognized a beneficial conversion feature (BCF) of $4,280 as a result of the decrease in the conversion price to $60.00 in comparison to the Company’s stock price on the date of the Amendment. The BCF was recognized as a deemed dividend. As the Company lacked retained earnings at the time of determination, the deemed dividend was recorded as a reduction in additional paid-in capital resulting in a net impact to additional paid-in capital of $0.

Under the terms of the Consent and the Series E Certificate of Designation, in consideration for Jackson’s consent to the firstPRO Transaction, the Initial Payment was used to redeem a portion of the Series E Preferred Stock, and the Escrow Funds, subject to the forgiveness of PPP Loan, were agreed to be used to redeem a portion of the Series E Preferred Stock. As this provision results in a contingent redemption feature, approximately $2,100 of the Series E Preferred Stock was reclassified to mezzanine equity during the year ended January 1, 2022. On July 22, 2021, after conversion of the Series G Preferred Stock to the New Note, the Company redeemed $2,080 of the 2020 Jackson Note using the Escrow Funds.

Lastly, under the terms of the Limited Consent and Waiver with Jackson dated February 5, 2021, it was agreed that to the extent that any of the PPP Loans are forgiven after the February 2021 Offering, Jackson may convert the Series E Convertible Preferred Stock and Series E-1 Convertible Preferred Stock that remains outstanding into a secured note that is substantially similar to the 2020 Jackson Note. As this provision results in a contingent redemption feature, approximately $4,100 of the Series E Preferred Stock was reclassified to mezzanine equity. The Company assessed the fair value of the instrument just before and after this modification and recorded a deemed dividend totaling $389 upon remeasurement of the Series E Preferred Stock.

Jackson Waivers

On February 5, 2021, the Company entered into a Limited Consent and Waiver with Jackson whereby, among other things, Jackson agreed that we may use 75% of the proceeds from the offering to redeem a portion of the 2020 Jackson Note, and 25% of the net proceeds from the offering to redeem a portion of the Base Series E Preferred Stock notwithstanding certain provisions of the certificate of designation for the Base Series E Preferred Stock that would have required the Company to use all the proceeds from the offering to redeem the Base Series E Preferred Stock. In addition, the Company also agreed in the Limited Consent and Waiver to additional limits on its ability to incur other indebtedness, including limits on advances under our revolving loan facility with MidCap Funding X Trust. The Company also agreed that to the extent that any of our PPP Loans are forgiven after the offering, Jackson may convert the Base Series E Preferred Stock and Series E-1 Preferred Stock that remains outstanding into a secured note that is substantially similar to the 2020 Jackson Note. On April 8, 2021, the limited waiver was extended to June 17, 2021. On April 18, 2022, the limited waiver was extended to May 2, 2022.

In connection with the Headway Acquisition, on April 18, 2022, the Company entered into the Second Limited Consent with Jackson. For more information on the Headway Acquisition, please refer to Note 18 – Subsequent Events.

Series G Preferred Stock – Related Party

On May 6, 2021, the Company, entered into an Exchange Agreement with Jackson (the “Exchange Agreement”), pursuant to which, among other things, Jackson agreed to exchange 6,172 shares of the Company’s Series E Convertible Preferred Stock and 1,493 shares of the Series E-1 Preferred Stock for an equivalent number of shares of the Company’s newly issued Series G Convertible Preferred Stock and Series G-1 Convertible Preferred Stock, respectively (collectively, the “Series G Preferred Stock” and the transaction, the “Exchange”). The Series G Preferred Stock was subject to the same terms stated in the Limited Waiver, as defined herein and described in Note 12.

The Series G Preferred Stock ranked senior to each of the Company’s common stock, Series A Convertible Preferred Stock, Series B Convertible Preferred Stock and Series C Convertible Preferred Stock, and any other classes and series of stock of the Company now or hereafter authorized, issued or outstanding, which by their terms expressly provide that they are junior to the Series G Preferred Stock or which do not specify their rank (which includes the Series F Convertible Preferred Stock). Each share of Series G Preferred Stock was initially convertible into 100 shares of common stock at any time from and after, (i) with respect to the Series G Preferred Stock, the earlier of October 31, 2022 or the occurrence of a default and, (ii) with respect to the Series G-l Convertible Preferred Stock, October 31, 2020. A holder of Series G Preferred Stock was not required to pay any additional consideration in exchange for conversion of the Series G Preferred Stock into the Company’s common stock.

The Series G Preferred Stock carried monthly dividend rights of (a) cash dividends accruing (i) at an annual rate per share equal to 12% from the date of issuance (plus any accrued dividends with respect to the Series E Preferred Stock unpaid as of the date of the Exchange) and (ii) 17% after the occurrence of a default, and (b) a dividend payable in shares of Series G-1 Convertible Preferred Stock. The shares of Series G-1 Convertible Preferred Stock had all the same terms, preferences and characteristics as the Series G Preferred Stock (including, without limitation, the right to receive cash dividends), except Series G-1 Convertible Preferred Stock were mandatorily redeemable by the Company within thirty (30) days after written demand received from any holder at any time after the earlier of the occurrence of a Preferred Default or September 30, 2022, for a cash payment equal to the liquidation value plus any accrued and unpaid dividends thereon.

On July 20, 2021, the Company entered into the July 2021 Purchase Agreement. As the Company’s Series G Preferred Stock was outstanding, it was required to use the proceeds of any sales of equity securities, including the common stock offered in the July 2021 Registered Direct Offering, exclusively to redeem any outstanding shares of Series G Preferred Stock, subject to certain limitations. The Company received a waiver from Jackson, the sole holder of the outstanding shares of its Series G Preferred Stock, to pay accrued and unpaid interest and prepay a portion of the outstanding principal balance of the 2020 Jackson Note, and paid accrued and unpaid dividends on the Series G-1 Convertible Preferred Stock upon conversion of such preferred stock into the New Note. While under the terms of the Certificate of Designation governing the Series G Preferred Stock and Series G-1 Preferred Stock, 617,200 shares and 156,100 shares of common stock were issuable upon the conversion of Series G Preferred Stock and Series G-1 Preferred Stock, respectively, the shares of Series G Preferred Stock and Series G-1 Convertible Preferred Stock were not converted to common stock and instead were converted on July 21, 2021 to debt. The terms of this note match the terms of the Amended Note Purchase Agreement from October 26, 2020.

As of January 1, 2022, there were no shares of Series G or Series G-1 Convertible Preferred Stock outstanding.

HSBC Loan

On April 20, 2020, the terms of the loan with HSBC were amended such that no capital repayments would be required between April 2020 to September 2020, and only interest payments would be made during such time. Since such time, capital repayments have resumed. On May 15, 2020, the Company entered into a three-year term loan with HSBC in the UK for £1,000.